Emergence from Voluntary Reorganization under Chapter 11 - Reorganization Items (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Reorganization Items [Line Items]
Return of undistributed funds from Cash Distribution Pool		$ 13,799	$ 0	$ 0	$ 22,799
Refund of pre-emergence prepaid costs		0	0	0	579
Gain on resolution of pre-emergence liabilities		0	0	0	1,634
Linn Energy bankruptcy claim receipt		1,500	0	0	1,500
Gain on settlement of liabilities subject to compromise		0	0	0	0	$ 0
Unamortized premiums						0
Terminated contracts						0
Fresh start valuation adjustments		0	0	0	0	0
Legal and other professional advisory fees		(713)	(408)	(296)	(2,515)	(1,732)
Other		(805)	0	(705)	(805)	0
Reorganization items, net		$ 13,781	$ (408)	$ (1,001)	$ 23,192	$ (1,732)
Right to receive common stock (in shares)					32,920,000
Cash distribution pool	$ 35,000
Predecessor
Reorganization Items [Line Items]
Return of undistributed funds from Cash Distribution Pool	0
Refund of pre-emergence prepaid costs	0
Gain on resolution of pre-emergence liabilities	0
Linn Energy bankruptcy claim receipt	0
Gain on settlement of liabilities subject to compromise	421,774						$ 0
Unamortized premiums	0						10,923
Terminated contracts	0						(55,148)
Fresh start valuation adjustments	(920,699)						0
Legal and other professional advisory fees	(19,481)						(30,130)
Other	10,686						1,693
Reorganization items, net	$ (507,720)						$ (72,662)